Other operating income, net (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Other Operating Income (Expense)

	2020	2019	2018
Gain from disposal of farmland and other assets (Note 22)	2,064	1,354	36,227
Loss from the sale of subsidiaries (Note 22)	(554)	—	—
(Loss) / gain from commodity derivative financial instrument	(8,320)	(618)	54,694
Gain / (loss) from disposal of other property items	2,198	(329)	(95)
Net gain / (loss) from fair value adjustment of investment property	1,077	(325)	13,409
Others	5,522	(904)	(3)
	1,987	(822)	104,232